Financing Expenses, Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financing income (expenses), net [Abstract]
Interest income from bank deposits	$ 12,108	$ 167	$ 780
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	4,125	2,121	0
Net change in exchange rates	28,453	0	0
Net change in fair value of derivative financial instruments	0	443	0
Interest income from deferred payment	0	0	13,511
Other income	0	203	0
Financing income	44,686	2,934	14,291
Financing expenses
Interest expenses to banks and others	(47,542)	(51,924)	(24,402)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	0	0	(6,300)
Impairment loss on debt securities at FVOCI	(732)	0	0
Net change in fair value of financial assets held for trade	(45)	0	0
Net change in exchange rates	0	(5,997)	(5,645)
Net change in fair value of derivative financial instruments	(291)	0	(1,569)
Early repayment fee (Note 15.B, Note 15.E)	0	(84,196)	(11,852)
Other expenses	(1,787)	(2,178)	(1,406)
Financing expenses	(50,397)	(144,295)	(51,174)
Net financing expenses	$ (5,711)	$ (141,361)	$ (36,883)